LABOR AND SOCIAL SECURITY LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LABOR AND SOCIAL SECURITY LIABILITIES
Liabilities arising from its operational activities, Salaries	$ 95,135	$ 64,245
Liabilities arising from its operational activities, Change Salaries	$ 30,890
Liabilities arising from its operational activities, Percentage Salaries	48.00%
Liabilities arising from its operational activities, Social Security	$ 135,065	88,857
Liabilities arising from its operational activities, Change Social Security	$ 46,208
Liabilities arising from its operational activities, Percentage Social Security	52.00%
Liabilities arising from its operational activities, Labor Provisions	$ 4,362	3,581
Liabilities arising from its operational activities, Change Labor Provisions	$ 781
Liabilities arising from its operational activities, Percentage Labor Provisions	22.00%
Liabilities arising from its operational activities	$ 234,563	$ 156,683
Liabilities arising from its operational activities, Change	$ 77,881
Liabilities arising from its operational activities, Percentage	50.00%